Income Tax	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Tax	Income Tax
Income tax for the years ended December 31, 2024, December 31, 2023, and December 31, 2022, comprised current income taxes, other taxes and deferred taxes. We are subject to corporate taxes, the solidarity surcharge and trade taxes. Our corporate tax rate in the reporting year remained unchanged (15.0%) as did the solidarity surcharge (5.5%) whereas the average trade tax rate changed resulting in a combined income tax rate of 27.6%
in the year ended December 31, 2024 (during the years ended December 31, 2023 and 2022: 27.1% and 27.2%, respectively). Deferred taxes are calculated at a rate of 30.8%. BioNTech USA Holding, LLC is subject to Federal
Corporate Income Tax (21.0%) as well as State Income Tax in various state jurisdictions (effective rate of 3.4%).
The deferred tax rates calculations basis remained unchanged compared to the previous period.
The following table illustrates the current and deferred taxes for the periods indicated:

	Years ended December 31,

(in millions €)	2024	2023	2022
Current income taxes	(2.3)	243.1	3,629.6
Deferred taxes	(10.1)	12.7	(109.9)
Income taxes expenses / (income)	(12.4)	255.8	3,519.7
The following table reconciles the expected income taxes to the income tax expenses. The expected income taxes were calculated using the combined income tax rate of BioNTech SE applicable to the Group and mentioned above which was applied to profit before taxes to calculate the expected income taxes.

	Years ended December 31,

(in millions €)	2024	2023	2022
Profit / (Loss) before tax	(677.7)	1,186.1	12,954.1
Expected tax credit	(186.8)	321.8	3,529.7
Effects
Deviation due to local tax basis	12.6	6.6	8.9
Deviation due to deviating income tax rate (Germany and foreign countries)	6.6	(0.1)	7.3
Change in valuation allowance	(16.4)	(14.3)	30.6
Effects from tax losses and tax credits	241.1	(66.5)	23.2
Change in deferred taxes due to tax rate change	9.1	(2.4)	(2.3)
Non-deductible expenses	(49.1)	3.1	2.5
Non tax-effective income	(2.1)	(0.6)	(87.9)
Non tax-effective share-based payment expenses	(37.2)	7.7	8.7
Tax-effective equity transaction costs	—	—	—
Adjustment prior year taxes	—	5.5	(31.5)
Non-tax effective bargain purchase	—	—	—
Other effects	9.8	(5.0)	30.5
Income taxes	(12.4)	255.8	3,519.7
Effective tax rate	1.8%	21.6%	27.2%
Taxes
Deferred taxes for the periods indicated relate to the following:

Year ended December 31, 2024
(in millions €)	January 1, 2024	Recognized in P&L	Recognized in OCI	Recognized directly in equity	December 31, 2024
Fixed assets	(8.4)	11.5	—	—	3.1
Right-of-use assets	(56.6)	(8.3)	—	—	(64.9)
Inventories	113.6	(31.7)	—	—	81.9
Trade and other receivables	(90.0)	(412.1)	—	—	(502.1)
Lease liabilities	57.2	13.3	—	—	70.5
Contract liabilities	(43.0)	(47.3)	—	—	(90.3)
Loans and borrowings	4.8	20.4	—	—	25.2
Net employee defined benefit liabilities	0.6	0.1	—	—	0.7
Share-based payments	142.1	20.3	—	(85.0)	77.4
Other provisions	9.8	4.4	—	—	14.2
Other (incl. deferred expenses)	(44.9)	413.1	—	—	368.2
Tax losses / tax credits	94.4	230.2	63.2	—	387.8
Deferred tax assets net (before valuation adjustment)	179.6	213.9	63.2	(85.0)	371.7
Valuation adjustment	(138.0)	(133.9)	(60.5)	—	(332.4)
Deferred tax assets / (liabilities), net (after valuation adjustment)	41.6	80.0	2.7	(85.0)	39.3
Thereof deferred tax assets	81.3	82.7	2.7	(85.0)	81.7
Thereof deferred tax liability	(39.7)	(2.7)	—	—	(42.4)

Year ended December 31, 2023
(in millions €)	January 1, 2023	Recognized in P&L	Recognized in OCI	Recognized directly in equity	December 31, 2023
Fixed assets	15.8	20.2	—	(44.4)	(8.4)
Right-of-use assets	(55.8)	(0.8)	—	—	(56.6)
Inventories	148.9	(35.3)	—	—	113.6
Trade and other receivables	(162.7)	72.7	—	—	(90.0)
Lease liabilities	55.2	2.0	—	—	57.2
Loans and borrowings	7.6	(2.8)	—	—	4.8
Contract liabilities	(10.0)	(33.0)	—	—	(43.0)
Net employee defined benefit liabilities	0.7	(0.1)	—	—	0.6
Other provisions	11.0	(1.2)	—	—	9.8
Share-based payments	188.4	12.0	—	(58.3)	142.1
Other (incl. deferred expenses)	61.5	(106.4)	—	—	(44.9)
Tax losses / tax credits	99.5	(5.1)	—	—	94.4
Deferred tax assets net (before valuation adjustment)	360.1	(77.8)	—	(102.7)	179.6
Valuation adjustment	(136.7)	65.1	—	(66.4)	(138.0)
Deferred tax assets / (liabilities), net (after valuation adjustment)	223.4	(12.7)	—	(169.1)	41.6
Thereof deferred tax assets	229.6	20.8	—	(169.1)	81.3
Thereof deferred tax liability	(6.2)	(33.5)	—	—	(39.7)
As of December 31, 2024, our accumulated tax losses comprised tax losses of German entities that were incurred prior to the establishment of a tax group with BioNTech SE or by entities that are not within the tax group or U.S. tax group. Up until the year ended December 31, 2024, our accumulated tax losses also comprised those of the German tax group. Our accumulated tax losses for the periods indicated amounted to the following:

	Years ended December 31,

(in millions €)	2024	2023	2022
Corporate tax	1,236.7	260.7	352.3
Trade tax	989.6	140.1	204.1

	Years ended December 31,

(in millions €)	2024	2023	2022
Federal tax credits	25.4	21.3	4.0
State tax credits	7.1	8.7	1.6
Up until the year ended December 31, 2024, deferred tax assets on tax losses were only partially recognized, as there was not sufficient probability in terms of IAS 12 that future taxable profits would have been available against which all the unused tax losses could have been utilized.
The amount of deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized in the statement of financial position as of December 31, 2024, is €2,028.8 million. Therefore, as of December 31, 2024, we have not recognized deferred tax assets for unused tax losses and temporary differences in an amount of €332.4 million (December 31, 2023: €138.0 million, December 31,
2022: €136.7 million).
As of December 31, 2024, we maintain the partial non-recognition of deferred tax assets for unused U.S. federal and state tax losses and tax credits at an amount of €30.5 million and €4.0 million, respectively, as there is not sufficient probability in terms of IAS 12 that future taxable income will be available against which these unused tax losses and tax credits can be utilized. The material unrecognized U.S. federal and state tax losses and tax credits will begin to expire in 2036.
We do not recognize deferred tax liabilities for taxable temporary differences associated with investments in subsidiaries, in cases where we are able to control the timing of the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. The aggregate amount of temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, is €14.5 million.
The global minimum taxation for large multinational groups (known as The Pillar Two regulations) based on Base
Erosion and Profit Shifting (BEPS) project by the Organization for Economic Co-operation and Development
(OECD) were transposed into German law at the end of 2023 (MinStG) and came into force on January 1st,
2024. We do fall within the scope of these regulations. As of December 31, 2024 we carried out an analysis to determine the impact and jurisdictions from which we are exposed to potential effects in connection with a Pillar
Two top-up tax. It was checked whether the CbCR Safe Harbor Regulations were fulfilled. In Jurisdictions where the CbCR Regulations do not apply, the effective tax rate was calculated on a simplified basis. Since our relevant effective tax rate calculated for Pillar Two purposes is mainly above 15% in all jurisdictions in which it operates, it has been determined that we are not materially subject to Pillar Two top-up taxes. We apply the exception in IAS
12, according to which no deferred tax assets and liabilities are recognized in connection with the second pillar
(Pillar Two) income taxes of the OECD and no disclosures are made in this regard. We closely monitor the progress of the legislative process in each country in which we operate.